Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities
Schedule of deferred tax assets and liabilities
(€ million)	December 31, 2025	December 31, 2024
Deferred tax liabilities before offsetting	6,937	8,724
Deferred tax assets available for offset	(2,132)	(3,143)
Deferred tax liabilities	4,805	5,581
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,848	9,465
Deferred tax liabilities available for offset	(2,132)	(3,143)
Deferred tax assets	6,716	6,322

Schedule of significant temporary differences to net deferred tax liabilities
(€ million)	December 31, 2025	December 31, 2024
Deferred tax liabilities
Accelerated tax depreciation	4,875	5,755
Leasing	297	354
Site restoration and abandonment (tangible assets)	269	368
Difference between the fair value and the carrying amount of assets acquired	108	858
Derivative financial instruments	80	44
Application of the weighted average cost method in evaluation of inventories	20	20
Other	1,288	1,325
	6,937	8,724
Deferred tax assets
Carry-forward tax losses	(4,746)	(5,018)
Site restoration and abandonment (provisions for contingencies)	(1,953)	(2,148)
Timing differences on depreciation and amortization	(1,738)	(1,847)
Accruals for impairment losses and provisions for contingencies	(1,329)	(1,432)
Asset Impairment losses	(1,378)	(1,320)
Derivative financial instruments	(104)	(352)
Leasing	(268)	(338)
Employee benefits	(134)	(151)
Over/Under lifting	(89)	(120)
Unrealized intercompany profits	(71)	(77)
Other	(1,193)	(1,313)
	(13,003)	(14,116)
Accumulated write-downs of deferred tax assets	4,155	4,651
Deferred tax assets, net of accumulated write-downs	(8,848)	(9,465)

Schedule of changes in deferred tax liabilities and assets

The following table summarizes the changes in deferred tax liabilities and assets:

(€ million)	Deferred tax liabilities before offsetting	Deferred tax assets before offsetting, gross	Accumulated write-downs of deferred tax assets	Deferred tax assets before offsetting net of accumulated write-down provisions
At December 31, 2024	8,724	(14,116)	4,651	(9,465)
Additions	506	(2,628)	528	(2,100)
Deductions	(600)	1,469	(60)	1,409
Changes with effect to OCI	77	173		173
Currency translation differences	(897)	679	(245)	434
Change in scope of consolidation	1	3		3
Other changes	(874)	1,417	(719)	698
At December 31, 2025	6,937	(13,003)	4,155	(8,848)
At December 31, 2023	8,461	(13,909)	5,668	(8,241)
Additions	946	(1,862)	457	(1,405)
Deductions	(1,042)	2,176	(1,663)	513
Changes with effect to OCI	(351)	92		92
Currency translation differences	484	(384)	121	(263)
Change in scope of consolidation	193	156	(168)	(12)
Other changes	33	(385)	236	(149)
At December 31, 2024	8,724	(14,116)	4,651	(9,465)